Note 13 - Convertible Notes Payable (Details) (USD $)	12 Months Ended								1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jan. 31, 2013 Six Percent [Member]	Sep. 30, 2012 Six Percent [Member]	Jan. 31, 2013 Convertible Debt [Member]	Sep. 30, 2012 Issuance [Member]	Apr. 30, 2012 Issuance [Member]	Mar. 31, 2012 Issuance [Member]	Jan. 31, 2013 Convertible Notes 6 Percent to Common Stock [Member]	Jan. 31, 2013 Common Shares [Member]	Sep. 30, 2013 Series E Preferred Stock [Member]	Jan. 31, 2013 Ten Percent [Member]
Note 13 - Convertible Notes Payable (Details) [Line Items]
Convertible Notes Payable, Noncurrent		$ 6,800,000				$ 1,000,000	$ 700,000	$ 3,300,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%				10.00%
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)											100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	10,000,000									6,700,000	6,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50										0.50
Debt Instrument, Face Amount		6,800,000	5,000,000	5,000,000								1,800,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									10,000,000
Interest Expense, Debt	$ 248,000	$ 575,000